Consolidated Statements of Comprehensive Income or Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement of comprehensive income [abstract]
Net loss	$ (190,071)	$ (158,240)	$ (24,903)
Other comprehensive income	0	0	0
Total comprehensive loss	(190,071)	(158,240)	(24,903)
Attributable to:
Equity holders of the parent	$ (190,071)	$ (158,240)	$ (24,903)